Income Taxes Level 4 (Details) - Domestic and Foreign Components of Income Continuing Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Examination [Line Items]
Domestic	$ (28)	$ 64	$ 101
Foreign	(274)	(121)	1
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	$ (302)	$ (57)	$ 102